Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012 Store	Apr. 02, 2011 Store	Apr. 03, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property and equipment	$ 12,700,000	$ 8,100,000	$ 36,000,000	$ 23,600,000	$ 17,100,000
Impairment of long-lived assets			3,292,000	3,834,000
Number of stores impaired			2	2
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets			$ 3,292,000	$ 2,052,000	$ 42,000